MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of depreciation rates applicable to each category of property and equipment [Table Text Block]
Computer equipment	55% declining balance	Vehicles	30% declining balance
Furniture	20% declining balance	Leasehold improvements	30% declining balance
Demo equipment	20% declining balance